KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Disclosure of detailed information about management compensation [Table Text Block]
For the year ended December 31,		2018		2017
	$		$
Salaries and director fees		830,698		827,236
Share-based payments		501,900		290,069

KEY MANAGEMENT COMPENSATION		1,332,598		1,117,305